COMMITMENTS & CONTINGENCIES (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares shares
Commitments and Contingencies.
Maximum number of demands for registration of securities | item	3	3
Numbers of units issued | shares	3,600,000	3,600,000
Granted the underwriters	45 days	45 days
Underwriting cash discount per unit | $ / shares	$ 0.20	$ 0.20
Underwriter cash discount | $	$ 5.5	$ 5.5
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable | $	$ 9.7	$ 9.7